UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04058

The Korea Fund, Inc.

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019
(Address of principal executive offices) (Zip code)

Orhan Dzemaili

1633 Broadway, New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3357

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments

Schedule of Investments

The Korea Fund, Inc.

September 30, 2018 (unaudited)

Shares		Value*
COMMON STOCK—97.2%
Airlines—1.3%
53,111	Jeju Air Co., Ltd.	$1,795,665
51,444	Jin Air Co., Ltd.	1,003,818

		2,799,483

Auto Components—0.5%
5,748	Hyundai Mobis Co., Ltd.	1,181,469

Automobiles—2.6%
49,354	Hyundai Motor Co.	5,761,024

Banks—11.1%
160,770	Hana Financial Group, Inc.	6,455,365
178,192	KB Financial Group, Inc.	8,678,658
199,407	Shinhan Financial Group Co., Ltd.	8,057,733
107,130	Woori Bank	1,631,295

		24,823,051

Biotechnology—2.1%
17,465	Celltrion, Inc. (d)(e)	4,680,548

Capital Markets—0.3%
98,190	Mirae Asset Daewoo Co., Ltd.	749,650

Chemicals—4.4%
26,890	LG Chem Ltd.	8,858,756
3,714	Lotte Chemical Corp.	930,757

		9,789,513

Construction & Engineering—0.6%
23,506	Hyundai Engineering & Construction Co., Ltd.	1,429,644

Electric Utilities—1.0%
82,639	Korea Electric Power Corp.	2,187,320

Electronic Equipment, Instruments & Components—3.8%
68,037	Samsung Electro-Mechanics Co., Ltd.	8,521,549

Entertainment—0.6%
3,271	NCSoft Corp.	1,305,043

Food & Staples Retailing—3.4%
27,066	E-MART, Inc.	5,063,892
74,152	GS Retail Co., Ltd.	2,574,339

		7,638,231

Hotels, Restaurants & Leisure—4.2%
39,280	Hana Tour Service, Inc.	2,616,326
190,306	Kangwon Land, Inc.	4,923,699
80,760	Modetour Network, Inc.	1,831,040

		9,371,065

Household Durables—1.6%
56,225	LG Electronics, Inc.	3,597,873

Industrial Conglomerates—2.2%
75,918	LG Corp.	4,969,217

Insurance—6.2%
67,718	DB Insurance Co., Ltd.	4,444,327
105,863	Hyundai Marine & Fire Insurance Co., Ltd.	4,001,754
342,719	Korean Reinsurance Co.	3,229,042
40,804	Orange Life Insurance Ltd. (a)	1,254,500
9,538	Samsung Life Insurance Co., Ltd.	836,624

		13,766,247

Interactive Media & Services—4.0%
57,400	AfreecaTV Co., Ltd.	1,851,481
11,071	NAVER Corp.	7,145,879

		8,997,360

Shares		Value*
IT Services—0.4%
4,627	Samsung SDS Co., Ltd.	$963,405

Life Sciences Tools & Services—1.5%
6,873	Samsung Biologics Co., Ltd. (a)(d)(e)	3,307,442

Machinery—4.0%
97,576	Daewoo Shipbuilding & Marine Engineering Co., Ltd. (d)(e)	3,047,681
48,774	Hyundai Heavy Industries Co., Ltd. (e)	5,911,775

		8,959,456

Marine—2.5%
1,165,557	Pan Ocean Co., Ltd. (d)(e)	5,505,433

Metals & Mining—3.7%
2,550	Korea Zinc Co., Ltd.	1,002,125
27,524	POSCO	7,306,154

		8,308,279

Multi-Line Retail—0.5%
3,418	Shinsegae, Inc.	1,117,439

Oil, Gas & Consumable Fuels—2.4%
11,620	S-Oil Corp.	1,435,322
20,460	SK Innovation Co., Ltd.	3,965,966

		5,401,288

Personal Products—4.1%
6,375	Amorepacific Corp.	1,499,454
6,727	LG Household & Health Care Ltd.	7,736,840

		9,236,294

Pharmaceuticals—0.4%
2,229	Hanmi Pharm Co., Ltd.	1,004,640

Semiconductors & Semiconductor Equipment—2.3%
78,561	SK Hynix, Inc.	5,197,427

Specialty Retail—0.7%
25,670	LOTTE Himart Co., Ltd.	1,543,753

Technology Hardware, Storage & Peripherals—21.3%
1,141,871	Samsung Electronics Co., Ltd.	47,788,276

Textiles, Apparel & Luxury Goods—3.5%
192,740	Fila Korea Ltd.	7,797,237

	Total Common Stock (cost—$156,449,763)	217,698,656

SHORT-TERM INVESTMENTS—4.8%
Collateral Invested for Securities on Loan (c)—4.8%
10,663,305	BlackRock T-Fund, Institutional Class (cost—$10,663,305)	10,663,305

	Total Investments (cost-$167,113,068) (b)(f)—102.0%	228,361,961

	Liabilities in excess of other assets—(2.0)%	(4,490,485)

	Net Assets—100.0%	$223,871,476

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Investments in mutual funds are valued at the net asset value (“NAV”) as reported on each business day.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Directors (the “Board”) of The Korea Fund Inc. (the “Fund”), or persons acting at their discretion pursuant to procedures established by the Board. The Fund’s investments are valued daily and the Fund’s NAV is calculated as of the close of regular trading (normally 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. In unusual circumstances, the Board may determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE. For foreign equity securities (with certain exceptions, if any), the Fund fair values its securities daily using modeling tools provided by a statistical research service. This service utilizes statistics and programs based on historical performance of markets and other economic data (which may include changes in the value of U.S. securities or security indices).

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premium or discount based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material.

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $4,561,942, representing 2.0% of net assets.

(b)	Securities with an aggregate value of $212,072,860, representing 94.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

(c)	Purchased with cash collateral received from securities on loan.

(d)

A portion of securities on loan with an aggregate value of $10,150,641; cash collateral (included in liabilities) of $10,663,305 was received with which the Fund invested in the BlackRock T-Fund Institutional Class.

(e)	Non-income producing.

(f)

At September 30, 2018, the cost basis of portfolio securities for federal income tax purposes was $167,190,575 Gross unrealized appreciation was $70,517,327; gross unrealized depreciation was $9,345,941; and net unrealized appreciation was $61,171,386. The difference between book and tax cost was attributable to wash sale loss deferrals.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Fund’s investment manager’s or Fund’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2018 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at September 30, 2018 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/18
Investments in Securities—Assets
Common Stock:
Auto Components	$1,181,469	—	—	$1,181,469
Insurance	4,444,327	$9,321,920	—	13,766,247
All Other	—	202,750,940	—	202,750,940
Collateral Invested for Securities on Loan	10,663,305	—	—	10,663,305

Totals	$16,289,101	$212,072,860	—	$228,361,961

At September 30, 2018, securities valued at $1,181,469 were transferred from Level 2 to Level 1. This transfer was the result of securities trading outside the U.S. whose values were adjusted by the application of a modeling tool at June 30, 2018, which was not applied on September 30, 2018.

Securities Lending Transactions Accounted for as Secured Borrowings:

	Remaining Contractual Maturity of the Agreements As of September 30, 2018
	Overnight and Continuous	Up to 30 days	30 - 90 days	Greater than 90 days	Total
Securities Lending Transactions
Common Stock	$10,663,305	—	—	—	$10,663,305

Gross amount of recognized liabilities for securities lending transactions					$10,663,305

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed and attached hereto as Exhibit 99_CERT:

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Korea Fund, Inc.

By:	/s/ Joseph Quirk
Joseph Quirk
President & Chief Executive Officer

Date: November 20, 2018

By:	/s/ Orhan Dzemaili
Orhan Dzemaili
Treasurer, Principal Financial & Accounting Officer

Date: November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph Quirk
Joseph Quirk
President & Chief Executive Officer

Date: November 20, 2018

By:	/s/ Orhan Dzemaili
Orhan Dzemaili
Treasurer, Principal Financial & Accounting Officer

Date: November 20, 2018